Additional information - Financial Statement Schedule I - Condensed statement of cash flows (Details) - GBP (£)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Cash (used in)/generated from operations
(Loss)/profit before income tax	£ (130,724,000)	£ (32,574,000)	£ (149,623,000)
Adjustments for:
Non-cash employee benefit expense - equity-settled share-based payments	875,000	1,753,000	198,000
Foreign exchange losses/(gains) on operating activities	2,041,000	2,989,000	50,000
Changes in working capital:
Other receivables	7,193,000	(8,359,000)	(1,109,000)
Tax paid	3,749,000	(1,632,000)	(4,836,000)
Net cash inflow from operating activities	85,671,000	95,769,000	96,371,000
Cash flows from financing activities
Proceeds from issue of shares	158,542,000
Dividends paid			(33,553,000)
Net cash inflow/(outflow) from financing activities	86,231,000	(1,952,000)	5,040,000
Cash flows from investing activities
Net cash outflow from investing activities	(171,204,000)	(140,160,000)	(93,431,000)
Effect of exchange rate changes on cash and cash equivalents	(3,168,000)	1,139,000	2,585,000
Net (decrease)/increase in cash and cash equivalents	(2,470,000)	(45,204,000)	10,565,000
Cash and cash equivalents at beginning of year	76,019,000	121,223,000	110,658,000
Cash and cash equivalents at end of year	73,549,000	76,019,000	121,223,000
Parent
Cash (used in)/generated from operations
(Loss)/profit before income tax	(51,681,000)	(13,675,000)	29,352,000
Adjustments for:
Non-cash employee benefit expense - equity-settled share-based payments	875,000	1,753,000	198,000
Foreign exchange losses/(gains) on operating activities	1,000	116,000	(35,000)
Changes in working capital:
Other receivables	(1,000)	957,000	150,000
Amounts owed by subsidiaries	(3,371,000)
Other payables	3,216,000	11,549,000	3,837,000
Amounts due to subsidiaries	25,253,000
Tax paid			(1,000)
Net cash inflow from operating activities	(25,708,000)	700,000	33,501,000
Cash flows from financing activities
Proceeds from issue of shares	158,541,000
Dividends paid			(33,553,000)
Net cash inflow/(outflow) from financing activities	158,541,000		(33,553,000)
Cash flows from investing activities
Loans advanced to subsidiaries	(133,175,000)
Net cash outflow from investing activities	(133,175,000)
Effect of exchange rate changes on cash and cash equivalents	(1,000)	(116,000)	35,000
Net (decrease)/increase in cash and cash equivalents	(343,000)	584,000	(17,000)
Cash and cash equivalents at beginning of year	715,000	131,000	148,000
Cash and cash equivalents at end of year	£ 372,000	£ 715,000	£ 131,000